NOTE 6 - INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived		$ 9,171
Finite-Lived Intangible Assets, Period Increase (Decrease)	422,863	597,199
Amortization of Intangible Assets	$ 366,329	273,549
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Impairment of Intangible Assets, Finite-lived
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 42,180	32,649
Amortization of Intangible Assets
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Impairment of Intangible Assets, Finite-lived
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 365,060	491,830
Amortization of Intangible Assets	364,041	273,549
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	0	9,171
Finite-Lived Intangible Assets, Period Increase (Decrease)	15,623	26,975
Amortization of Intangible Assets